Income Taxes - Schedule of Provision and Effective Tax Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Expected tax expense (benefit) at U.S. Federal statutory rates	$ (3,510)	$ 8,753	$ (906)
State income tax expense (benefit)	(180)	335	(1,005)
Permanent tax differences	825	(53)	494
Global intangible low-taxed income	375	220
Foreign rate differential	719	389	369
Tax credit	(1,620)	(646)	(750)
Earn- outs	5,470
Change in fair value of warrants	6,842
Transaction costs	1,465	280
Other differences, net	43	(452)	(3,075)
Total income tax expense (benefit)	$ 10,429	$ 8,826	$ (4,873)